Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2018
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Basis of Presentation
2.	Basis of Presentation

These unaudited condensed interim consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value as at the relevant balance sheet date. The consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency, and all values are rounded to the nearest thousand US dollars (US$ 000’s) unless otherwise noted. References to “Cdn$” refer to Canadian dollars.

These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”). The accounting policies applied in these unaudited condensed interim consolidated financial statements are based on International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared using the same accounting policies and methods of application as disclosed in Note 3 to the audited consolidated financial statements for the year ended December 31, 2017 and were consistently applied to all the periods presented unless otherwise stated below. These unaudited condensed interim consolidated financial statements do not include all the information and note disclosures required by IFRS for annual consolidated financial statements and therefore should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2017.

The preparation of financial statements in accordance with IAS 34 requires the use of certain accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.

In the opinion of management, all adjustments (including normal recurring adjustments) necessary to present fairly the financial position at June 30, 2018 and the results of operations and cash flows for all periods presented have been made. The interim results are not necessarily indicative of results for a full year.

IFRS 9 - Financial Instruments (amended 2014)

IFRS 9 – Financial Instruments (amended 2014):

On January 1, 2018, the Company adopted IFRS 9 (2014) – Financial Instruments (amended 2014) (“IFRS 9 (2014)”). The Company had previously adopted IFRS 9 (2009) – Financial Instruments effective January 1, 2010. The adoption of IFRS 9 (2014) did not materially impact the accounting policies and methods of application relative to the Company’s financial instruments.

IFRS 15 - Revenue from Contracts with Customers

IFRS 15 – Revenue from Contracts with Customers:

On January 1, 2018, the Company adopted IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) which supersedes IAS 18 – Revenue (“IAS 18”). IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is effective for annual periods beginning on or after January 1, 2018. IFRS 15 requires entities to recognize revenue when ‘control’ of goods or services transfers to the customer whereas the previous standard, IAS 18, required entities to recognize revenue when the ‘risks and rewards’ of the goods or services transfer to the customer. The Company concluded that there is no change in the timing of revenue recognition of its silver and gold credit sales and its silver and gold concentrate sales under IFRS 15 compared to the previous standard as the point of transfer of risks and rewards of the silver and gold and the transfer of control of the silver and gold occur at the same time. As such, no adjustment was required to the Company’s consolidated financial statements as at January 1, 2017 or for the year ended December 31, 2017. Additionally, IFRS 15 requires that variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company concluded that the adjustments relating to the final assay results for the quantity of concentrate sold under the terms of the concentrate sales contracts are not significant and do not constrain the recognition of revenue.

Future Changes in Accounting Policies
3.2.	Future Changes in Accounting Policies

The IASB has issued the following new or amended standards:

Standards required to be applied for periods beginning on or after January 1, 2019:

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IFRS 16 – Leases: In January 2016, the IASB and the FASB completed its joint project to address concerns by users of financial statements in respect of reduced comparability between financial statements due to the different accounting treatment applied to operating leases as compared to finance leases by removing the distinction between operating leases and finance leases and rather having all leases accounted for as a finance lease, subject to limited exceptions for short-term leases and leases of low value assets. The Company is currently evaluating the impact of this standard and anticipates that upon adoption of this standard, its leases will be capitalized under the classification Right-of-Use Assets, with a corresponding liability for Leases Payable. The total amount to be capitalized is estimated to be $3 million. The Company also expects a reduction in operating cash outflows of approximately $1 million per annum upon the adoption of IFRS 16, with a corresponding increase in financing cash outflows. Lastly, the Company does not anticipate the adoption of this standard will have a material impact on its Consolidated Statement of Earnings.

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IFRIC 23 – Uncertainty over Income Tax Treatments: In June 2017, the IASB issued IFRIC 23 which is effective for periods beginning on or after January 1, 2019. IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The extent of the impact of the adoption of IFRIC 23 has not yet been determined.

Early adoption of the above standards is permitted.